STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (17,831,314)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor under promissory note	76,983
Net gain from investments held in Trust Account	(10,316)
Change in fair value of warrant derivative liabilities	16,168,500
Transaction costs ? derivative warrant liabilities	963,332
Changes in operating assets and liabilities:
Prepaid expenses	(1,884,598)
Accounts payable	28,991
Accrued expenses	508,317
Franchise tax payable	21,788
Net cash used in operating activities	(1,958,317)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(345,000,000)
Net cash provided by investing activities	(345,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related parties	(234,633)
Proceeds received from initial public offering, gross	345,000,000
Proceeds received from private placement	9,900,000
Offering costs paid	(6,991,470)
Net cash provided by financing activities	347,673,897
Net change in cash	715,580
Cash and cash equivalents - beginning of the period	0
Cash and cash equivalents - end of the period	715,580
Supplemental disclosure of noncash financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Offering costs included in accounts payable	346,300
Offering costs included in accrued expenses	80,000
Offering costs paid by related party under promissory note	157,650
Deferred underwriting commissions in connection with the initial public offering	12,075,000
Initial value of Class A common stock subject to possible redemption	303,997,820
Change in value of Class A common stock subject to possible redemption	$ (16,731,230)